Debt - Operating Partnership Credit Agreement (Detail) - USD ($)	1 Months Ended		12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Debt, net			$ 4,666,949,000	$ 3,934,628,000
Senior secured revolving credit facility
Debt Instrument [Line Items]
Debt, net			$ 550,000,000.0	$ 0
Operating Partnership Credit Agreement | Senior secured term loan A facility
Debt Instrument [Line Items]
Term loan repayment percentage of initial aggregate principal amount			2.50%
Repayments of Debt			$ 3,800,000
Interest rate			4.52%
Operating Partnership Credit Agreement | Senior secured term loan B facility
Debt Instrument [Line Items]
Term loan repayment percentage of initial aggregate principal amount			1.00%
Repayments of Debt			$ 18,500,000
Interest rate			4.52%
Operating Partnership Credit Agreement | Senior secured revolving credit facility
Debt Instrument [Line Items]
Interest rate			4.43%
Secured Debt | Senior secured term loan A facility
Debt Instrument [Line Items]
Principal amount			$ 470,000,000
Credit facility amount	$ 200,000,000
Debt Instrument, Payment Terms, Percent Of Principal Due At Payment	0.00625
Secured Debt | Senior secured term loan A facility | LIBOR
Debt Instrument [Line Items]
Variable margin	2.25%
Secured Debt | Senior secured term loan B facility
Debt Instrument [Line Items]
Principal amount			1,800,000,000
Secured Debt | Senior secured term loan B facility | LIBOR
Debt Instrument [Line Items]
Variable margin		2.00%
Debt Instrument, Basis Spread On Variable Rate Upon Rating Upgrade		1.75%
Revolving Credit Facility | Senior secured revolving credit facility
Debt Instrument [Line Items]
Credit facility amount	$ 1,400,000,000		$ 1,400,000,000
Variable margin	1.75%
Line Of Credit Facility, Increase (Decrease) In Maximum Borrowing Capacity	$ 750,000,000